Events after reporting period	12 Months Ended
Dec. 31, 2021
Events After Reporting Period [Abstract]
Events after reporting period
32. Events after the reporting period
On 4 March 2022, due to the Russian invasion of Ukraine, the Board of WPP announced its intention to discontinue operations in Russia. In 2021, Russia represented 0.8% of the Group's revenue.